Share-based payment - Schedule of Main Assumptions for Valuation of Share-based Payments (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discount Rate | Discounted Cash Flow - DCF
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets	12.5	15.3	12.3
Discount Rate | Option Pricing Model - OPM
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets	3	7	0.81
Discount Rate | Binomial Tree
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets	3	7	15
Expected Perpetuity Growth | Discounted Cash Flow - DCF
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets	3.72	3.98	3.63
Volatility Mainly | Option Pricing Model - OPM
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets	30.52	38.05	40.69
Volatility Mainly | Binomial Tree
Disclosure of terms and conditions of share-based payment arrangement [line items]
Significant unobservable input, assets	36.1	39.97	39.99